Offsetting of Financial Assets and Financial Liabilities (Information of Offsetting of Financial Assets and Financial Liabilities) (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2024	Mar. 31, 2024
Offsetting Financial Assets And Financial Liabilities [Line Items]
Derivative assets, Gross amounts recognized	[1]	¥ 14,453	¥ 14,874
Derivative assets, Gross amounts offset on the balance sheet	[1]	0	0
Derivative assets, Net amounts presented on the balance sheet	[1],[2],[3]	14,453	14,874
Derivative assets, Amounts not offset on the balance sheet, Financial instruments	[1],[4],[5]	(11,570)	(11,525)
Derivative assets, Amounts not offset on the balance sheet, Cash collateral	[1],[4]	(766)	(1,065)
Derivative assets, Net amounts	[1]	2,117	2,284
Receivables under resale agreements, Gross amounts recognized	[1]	22,659	20,535
Receivables under resale agreements, Gross amounts offset on the balance sheet	[1]	0	0
Receivables under resale agreements, Net amounts presented on the balance sheet	[1],[2],[6]	22,659	20,535
Receivables under resale agreements, Amounts not offset on the balance sheet, Financial instruments	[1],[4],[5]	(21,090)	(19,431)
Receivables under resale agreements, Amounts not offset on the balance sheet, Cash collateral	[1],[4]	0	0
Receivables under resale agreements, Net amounts	[1]	1,569	1,103
Receivables under securities borrowing transactions, Gross amounts recognized	[1]	2,176	2,352
Receivables under securities borrowing transactions, Gross amounts offset on the balance sheet	[1]	0	0
Receivables under securities borrowing transactions, Net amounts presented on the balance sheet	[1],[2],[7]	2,176	2,352
Receivables under securities borrowing transactions, Amounts not offset on the balance sheet, Financial instruments	[1],[4],[5]	(2,136)	(2,261)
Receivables under securities borrowing transactions, Amounts not offset on the balance sheet, Cash collateral	[1],[4]	0	0
Receivables under securities borrowing transactions, Net amounts	[1]	40	91
Financial assets, Gross amounts recognized, Total	[1]	39,289	37,761
Financial assets, Gross amounts offset on the balance sheet, Total	[1]	0	0
Financial assets, Net amounts presented on the balance sheet, Total	[1],[2]	39,289	37,761
Financial assets, Amounts not offset on the balance sheet, Financial instruments, Total	[1],[4],[5]	(34,796)	(33,217)
Financial assets, Amounts not offset on the balance sheet, Cash collateral, Total	[1],[4]	(766)	(1,065)
Financial assets, Net amounts, Total	[1]	3,726	3,478
Derivative liabilities, Gross amounts recognized	[1]	14,674	14,918
Derivative liabilities, Gross amounts offset on the balance sheet	[1]	0	0
Derivative liabilities, Net amounts presented on the balance sheet	[1],[2],[3]	14,674	14,918
Derivative liabilities, Amounts not offset on the balance sheet, Financial instruments	[1],[4],[5]	(11,272)	(10,941)
Derivative liabilities, Amounts not offset on the balance sheet, Cash collateral	[1],[4]	(1,214)	(1,137)
Derivative liabilities, Net amounts	[1]	2,187	2,840
Payables under repurchase agreements, Gross amounts recognized	[1]	38,718	38,105
Payables under repurchase agreements, Gross amounts offset on the balance sheet	[1]	0	0
Payables under repurchase agreements, Net amounts presented on the balance sheet	[1],[2],[6]	38,718	38,105
Payables under repurchase agreements, Amounts not offset on the balance sheet, Financial instruments	[1],[4],[5]	(36,645)	(36,842)
Payables under repurchase agreements, Amounts not offset on the balance sheet, Cash collateral	[1],[4]	0	0
Payables under repurchase agreements, Net amounts	[1]	2,073	1,262
Payables under securities lending transactions, Gross amounts recognized	[1]	1,441	1,350
Payables under securities lending transactions, Gross amounts offset on the balance sheet	[1]	0	0
Payables under securities lending transactions, Net amounts presented on the balance sheet	[1],[2],[7]	1,441	1,350
Payables under securities lending transactions, Amounts not offset on the balance sheet, Financial instruments	[1],[4],[5]	(1,350)	(1,298)
Payables under securities lending transactions, Amounts not offset on the balance sheet, Cash collateral	[1],[4]	0	0
Payables under securities lending transactions, Net amounts	[1]	91	52
Other liabilities, Gross amounts recognized	[1],[8]	87	71
Other liabilities, Gross amounts offset on the balance sheet	[1],[8]	0	0
Other liabilities, Net amounts presented on the balance sheet	[1],[2],[8]	87	71
Other liabilities, Amounts not offset on the balance sheet, Financial instruments	[1],[4],[5],[8]	(87)	(60)
Other liabilities, Amounts not offset on the balance sheet, Cash collateral	[1],[4],[8]	0	0
Other liabilities, Net amounts	[1],[8]	0	11
Financial liabilities, Gross amounts recognized, Total	[1]	54,920	54,444
Financial liabilities, Gross amounts offset on the balance sheet, Total	[1]	0	0
Financial liabilities, Net amounts presented on the balance sheet, Total	[1],[2]	54,920	54,444
Financial liabilities, Amounts not offset on the balance sheet, Financial instruments, Total	[1],[4],[5]	(49,354)	(49,142)
Financial liabilities, Amounts not offset on the balance sheet, Cash collateral, Total	[1],[4]	(1,214)	(1,137)
Financial liabilities, Net amounts, Total	[1]	¥ 4,351	¥ 4,166

[1]	Amounts relating to master netting arrangements or similar agreements where the MHFG Group does not have the legal right of set-off or where uncertainty exists as to the enforceability of these agreements are excluded. For derivatives, the table includes amounts relating to over-the-counter (“OTC”) and OTC-cleared derivatives that are subject to enforceable master netting arrangements or similar agreements.
[2]	Derivative assets and liabilities are recorded in Trading account assets and Trading account liabilities, respectively.
[3]	The amounts of derivative assets and liabilities subject to enforceable master netting arrangements or similar agreements were ¥13,930 billion and ¥13,933 billion, respectively, at March 31, 2024, and ¥13,749 billion and ¥13,914 billion, respectively, at September 30, 2024.
[4]	Amounts do not exceed the net amounts presented on the balance sheet and do not include the effect of overcollateralization, where it exists.
[5]	For derivatives, amounts include derivative assets or liabilities and securities collateral that are eligible for offsetting under enforceable master netting arrangements or similar agreements.
[6]	The amounts of Receivables under resale agreements and Payables under repurchase agreements subject to enforceable industry standard master repurchase agreements with netting terms were ¥19,470 billion and ¥37,042 billion, respectively, at March 31, 2024, and ¥21,410 billion and ¥36,853 billion, respectively, at September 30, 2024.
[7]	The amounts of Receivables under securities borrowing transactions and Payables under securities lending transactions subject to enforceable industry standard master lending agreements with netting terms were ¥2,352 billion and ¥1,303 billion, respectively, at March 31, 2024, and ¥2,174 billion and ¥1,360 billion, respectively, at September 30, 2024.
[8]	Amounts relate to transactions where the Group acts as lender in a securities lending agreement and receives securities that can be sold or pledged as collateral. In these transactions, the Group recognizes the securities received at fair value within Other assets and the obligation to return those securities as a liability within Other liabilities.